Interest income and finance expense - Cash interest (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest paid	R (2,101)	R (1,304)	R (1,118)
Interest received	882	998	682
Net interest paid	R (1,219)	R (306)	R (436)